Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 08, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Yemin[1] ($)	Summary Compensation Table Total for Soreq[1] ($)	Compensation Actually Paid to Yemin [1,2,3] ($)	Compensation Actually Paid to Soreq [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted EBITDA ($ Millions)[5]
							TSR ($)	Peer Group TSR ($)
2025	—	7,683,786	—	19,624,520	2,326,526	5,213,194	213.11	364.73	43.3	584.0
2024	—	6,677,896	—	4,759,465	2,451,375	1,796,777	121.25	276.67	(520.9)	313.0
2023	—	7,723,297	—	6,674,297	3,197,069	1,124,068	168.69	303.91	46.7	949.7
2022	12,440,898	6,335,764	14,666,923	5,353,056	2,313,687	2,613,592	170.08	225.04	290.5	1,169.8
2021	8,668,413	—	409,800	—	1,779,637	1,334,308	92.42	144.50	(95.3)	37.7

(1)
Avigal Soreq was our PEO during 2025, 2024, 2023, and the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2021 to June 8, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Louis LaBella	Reuven Spiegel	Ezra Uzi Yemin	Ezra Uzi Yemin	Reuven Spiegel
Reuven Spiegel	Denise McWatters	Reuven Spiegel	Reuven Spiegel	Joseph Israel
Denise McWatters	Todd O’Malley	Denise McWatters	Joseph Israel	Denise McWatters
Todd O’Malley	Nithia Thaver	Joseph Israel	Denise McWatters	Robert Wright
		Todd O’Malley		Mark Hobbs

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2025	7,683,786	(4,832,195)	16,772,929	19,624,520

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,326,526	(922,022)	3,808,690	5,213,194
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2025	8,351,135	7,265,887	989,612	166,295	—	—	16,772,929
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,174,087	2,036,160	529,621	68,822	—	—	3,808,690
(4)
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group for Fiscal 2025 is comprised of Calumet Specialty Products Partners, L.P. (NASDAQ: CMLT), CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE:PSX), Par Pacific Holdings (NYSE: PARR), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”).

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. The Company calculated Adjusted EBITDA for purposes of the Pay Versus Performance Table calculated as net income (loss) attributable to the Company adjusted to add back interest expense, income tax expense, depreciation, amortization, and adjusted for certain identified infrequently occurring items, non-cash items, and items that are not attributable to or indicative of our on-going operations or that may obscure our underlying results and trends that do not relate to interest expense, income tax expense, depreciation or amortization, and adjusted to include income (loss) attributable to non-controlling interests. For purposes of the 2025 AIP, Adjusted EBITDA excludes the impact of small refinery exemptions from renewable fuel standards.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Avigal Soreq was our PEO during 2025, 2024, 2023, and the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2021 to June 8, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Louis LaBella	Reuven Spiegel	Ezra Uzi Yemin	Ezra Uzi Yemin	Reuven Spiegel
Reuven Spiegel	Denise McWatters	Reuven Spiegel	Reuven Spiegel	Joseph Israel
Denise McWatters	Todd O’Malley	Denise McWatters	Joseph Israel	Denise McWatters
Todd O’Malley	Nithia Thaver	Joseph Israel	Denise McWatters	Robert Wright
		Todd O’Malley		Mark Hobbs

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group for Fiscal 2025 is comprised of Calumet Specialty Products Partners, L.P. (NASDAQ: CMLT), CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE:PSX), Par Pacific Holdings (NYSE: PARR), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”).

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2025	7,683,786	(4,832,195)	16,772,929	19,624,520
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2025	8,351,135	7,265,887	989,612	166,295	—	—	16,772,929

Non-PEO NEO Average Total Compensation Amount			$ 2,326,526	$ 2,451,375	$ 3,197,069	$ 2,313,687	$ 1,779,637
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,213,194	1,796,777	1,124,068	2,613,592	1,334,308
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,326,526	(922,022)	3,808,690	5,213,194
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,174,087	2,036,160	529,621	68,822	—	—	3,808,690

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount			$ 213.11	121.25	168.69	170.08	92.42
Peer Group Total Shareholder Return Amount			$ 364.73	$ 276.67	$ 303.91	$ 225.04	$ 144.5
Company Selected Measure Amount			584,000,000	313,000,000	949,700,000	1,169,800,000	37,700,000
PEO Name	Ezra Uzi Yemin	Avigal Soreq	Avigal Soreq	Avigal Soreq	Avigal Soreq		Ezra Uzi Yemin
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2025	8,351,135	7,265,887	989,612	166,295	—	—	16,772,929
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,174,087	2,036,160	529,621	68,822	—	—	3,808,690

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 43,300,000	$ (520,900,000)	$ 46,700,000	$ 290,500,000	$ (95,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. The Company calculated Adjusted EBITDA for purposes of the Pay Versus Performance Table calculated as net income (loss) attributable to the Company adjusted to add back interest expense, income tax expense, depreciation, amortization, and adjusted for certain identified infrequently occurring items, non-cash items, and items that are not attributable to or indicative of our on-going operations or that may obscure our underlying results and trends that do not relate to interest expense, income tax expense, depreciation or amortization, and adjusted to include income (loss) attributable to non-controlling interests. For purposes of the 2025 AIP, Adjusted EBITDA excludes the impact of small refinery exemptions from renewable fuel standards.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Ezra Uzi Yemin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	0	12,440,898	8,668,413
PEO Actually Paid Compensation Amount			0	0	0	14,666,923	409,800
Avigal Soreq [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,683,786	6,677,896	7,723,297	6,335,764	0
PEO Actually Paid Compensation Amount			19,624,520	$ 4,759,465	$ 6,674,297	$ 5,353,056	$ 0
PEO | Avigal Soreq [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,832,195)
PEO | Avigal Soreq [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,772,929
PEO | Avigal Soreq [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,351,135
PEO | Avigal Soreq [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,265,887
PEO | Avigal Soreq [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			989,612
PEO | Avigal Soreq [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			166,295
PEO | Avigal Soreq [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Avigal Soreq [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(922,022)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,808,690
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,174,087
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,036,160
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			529,621
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,822
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0